Revenues - Summary of the Supply of Electricity by Type of Consumer (Detail) R$ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$) GWh	Dec. 31, 2017 BRL (R$) GWh	Dec. 31, 2016 BRL (R$) GWh
Disclosure of revenue [line Items]
Supply of electricity in GWh | GWh	43,522	42,461	43,046
Own consumption | GWh	41	37	37
Unbilled revenue | GWh	0	0	0
Supply of electricity including own consumption and not invoiced | GWh	43,563	42,498	43,083
Wholesale supply to other concession holders | GWh	11,992	12,777	12,509
Wholesale supply unbilled, net | GWh	0	0	0
Total | GWh	55,555	55,275	55,592
Revenue from sale of electricity | R$	R$ 21,834	R$ 20,378	R$ 20,657
Own consumption | R$	48
Unbilled revenue | R$		61	(199)
Supply of electricity including own consumption and not invoiced | R$	21,882	20,439	20,458
Wholesale supply to other concession holders | R$	3,002	1,727	2,713
Wholesale supply unbilled, net | R$	(12)	1,535	259
Revenue from sale of electricity | R$	R$ 24,872	R$ 23,701	R$ 23,430
Electricity Distribution [member] | Residential [member]
Disclosure of revenue [line Items]
Supply of electricity in GWh | GWh	10,267	10,008	9,916
Revenue from sale of electricity | R$	R$ 8,658	R$ 7,842	R$ 7,819
Electricity Distribution [member] | Industrial [member]
Disclosure of revenue [line Items]
Supply of electricity in GWh | GWh	17,689	17,761	19,494
Revenue from sale of electricity | R$	R$ 4,893	R$ 4,907	R$ 5,396
Electricity Distribution [member] | Commercial, services and others [member]
Disclosure of revenue [line Items]
Supply of electricity in GWh | GWh	8,380	7,507	6,573
Revenue from sale of electricity | R$	R$ 4,683	R$ 4,342	R$ 4,359
Electricity Distribution [member] | Rural [member]
Disclosure of revenue [line Items]
Supply of electricity in GWh | GWh	3,615	3,651	3,575
Revenue from sale of electricity | R$	R$ 1,794	R$ 1,629	R$ 1,463
Electricity Distribution [member] | Public authorities [member]
Disclosure of revenue [line Items]
Supply of electricity in GWh | GWh	871	866	886
Revenue from sale of electricity | R$	R$ 575	R$ 532	R$ 545
Electricity Distribution [member] | Public Lighting [member]
Disclosure of revenue [line Items]
Supply of electricity in GWh | GWh	1,384	1,367	1,350
Revenue from sale of electricity | R$	R$ 585	R$ 537	R$ 528
Electricity Distribution [member] | Public service [member]
Disclosure of revenue [line Items]
Supply of electricity in GWh | GWh	1,316	1,301	1,252
Revenue from sale of electricity | R$	R$ 646	R$ 589	R$ 547